COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Common Stock
COMMON STOCK

NOTE 8 - COMMON STOCK

The Company is authorized to issue 200,000,000 shares of Common Stock. Holders of Common Stock are entitled to one vote for each share held. The Company’s Board of Directors may declare dividends payable to the holders of Common Stock.

On January 9, 2023, the Company closed a private placement (the “January 2023 Private Placement”) pursuant to which the Company agreed to issue and sell 80,000 shares of Common Stock, Pre-Funded Warrants to purchase up to an aggregate of 186,667 shares of Common Stock and Common Stock Purchase Warrants to purchase up to an aggregate of 266,667 shares of Common Stock for net proceeds of approximately $7.4 million. Issuance costs associated with the January 2023 Private Placement were approximately $0.6 million.

On February 28, 2023, the Company acquired certain U.S. and international patents, patent applications, trademarks, product rights, and other miscellaneous intellectual property from AFD. Pursuant to the asset acquisition the Company agreed to issue 10,000 shares of Common Stock in addition to cash consideration of $50,000. As a result of this transaction the Company recorded intangible assets of approximately $0.2 million. As part of the Asset Purchase Agreement, the Company agreed to a future earnout payment consideration based on a sliding-scale percentage on the volume of future sales, as well as a cash payment of $0.2 million upon the achievement of specified milestones. Per the Company’s accounting policy, the contingent consideration obligation will be recorded as the contingency is resolved and the consideration is paid or becomes payable.

In addition, the Company entered into an employment agreement with Dr. Scott Simonetti, DDS, the founder and Chief Executive Officer of AFD, as part-time Senior Director of Research and Development for an annual salary of approximately $0.1 million and a five-year warrant to purchase up to 16,000 shares of Common Stock with an exercise price of $15.25 per share; provided, however, that the shares of Common Stock underlying such warrant are subject to vesting only upon the achievement of specified milestones related to new FDA authorizations for the intangible assets acquired.

As disclosed above, on October 25, 2023 (the “Effective Date”), the Company effected a Reverse Stock Split of its outstanding shares of common stock at a ratio of 1-for-25. As of the Effective Date, every twenty-five shares of the Company’s issued and outstanding Common Stock was combined into one share of Common Stock. As a result, the Company’s issued and outstanding Common Stock on the Effective Date was proportionally reduced from approximately 29,928,786 shares to approximately 1,197,258 shares. The ownership percentage of each of the Company’s stockholders remained unchanged, other than as a result of fractional shares. No fractional shares of Common Stock were issued in connection with the Reverse Stock Split, and stockholders that would hold a fractional share of Common Stock as a result of the Reverse Stock Split had such fractional shares of Common Stock rounded up to the nearest whole share of Common Stock.

The number of shares of Common Stock available for issuance under the Company’s equity incentive plans and the Common Stock issuable pursuant to outstanding equity awards and common stock purchase warrants immediately prior to the Reverse Stock Split were proportionately adjusted by the ratio of the Reverse Stock Split. The exercise prices of such outstanding options and warrants were also adjusted in accordance with their respective terms. The number of authorized shares of common stock was not affected by the Reverse Stock Split. See Note 15 for additional information.

NOTE 9 - COMMON STOCK

The Company is authorized to issue 200,000,000 shares of Common Stock. Holders of Common Stock are entitled to one vote for each share held. The Company’s Board of Directors may declare dividends payable to the holders of Common Stock.

On October 25, 2023, the Company effected a reverse stock split of its outstanding shares of common stock at a ratio of 1-for-25 (the “Reverse Stock Split”). The Reverse Stock Split, which was approved by the Company’s Board of Directors under authority granted by the Company’s stockholders at the Company’s 2023 Annual Meeting of Stockholders held on September 22, 2023, was consummated pursuant to a Certificate of Amendment filed with the Secretary of State of Delaware on October 25, 2023 (the “Certificate of Amendment”). Unless the context otherwise requires, all references in the accompanying financial statements, these footnotes to the financial statements and the accompanying prospectus in general to shares of the Company’s common stock, including prices per share of the common stock, reflect the Reverse Stock Split. Fractional shares were not issued, and the final number of shares were rounded up to the next whole share.